Consolidated Statements of Changes in Shareholders' Equity	Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Other Reserve [Member] USD ($)	Other Reserve [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021		$ 26,808		$ 3,106,525		$ (1,798,477)		$ 16,667		$ 10,420		$ 1,361,943
Balance, shares at Dec. 31, 2021 | shares	20,000,000	20,000,000
Net income (loss)						1,987,887						1,987,887
Foreign currency translation										14,282		14,282
Balance at Dec. 31, 2022		$ 26,808		3,106,525		189,410		16,667		24,702		3,364,112
Balance, shares at Dec. 31, 2022 | shares	20,000,000	20,000,000
Net income (loss)						(1,307,693)						(1,307,693)
Foreign currency translation										40,198		40,198
Balance at Dec. 31, 2023		$ 26,808		3,106,525		(1,118,283)		16,667		64,900		2,096,617
Balance, shares at Dec. 31, 2023 | shares	20,000,000	20,000,000
Net income (loss)						(8,647,599)					$ (6,329,672)	(8,647,599)
Foreign currency translation										64,928		64,928
Sale of public units through public offering, net of offering cost		$ 3,723		16,080,417								16,083,229
Sale of public units through public offering, net of offering cost, shares | shares	2,750,000	2,750,000
Issuance of over-allotment shares		$ 549		2,608,758								2,609,307
Issuance of over allotment shares, shares | shares	409,000	409,000
Issuance of Maxim shares		$ 263		1,348,414								1,348,677
Issuance of maxim shares, shares | shares	200,000	200,000
Balance at Dec. 31, 2024	$ 22,942	$ 31,343	$ 16,940,502	$ 23,144,114	$ (7,148,208)	$ (9,765,882)	$ 12,200	$ 16,667	$ 95,028	$ 129,828	$ 9,922,464	$ 13,556,070
Balance, shares at Dec. 31, 2024 | shares	23,359,000	23,359,000